Non-Controlling Interest in Consolidated Subsidiaries (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest	$ 3,491	$ 69,444	$ 73,762
Coca-Cola FEMSA [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest		66,800	72,649
Other [Member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Non controlling interest		$ 2,644	$ 1,113